Performance Management	Jul. 31, 2025
MFS Emerging Markets Equity Research Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the nine-month period ended September 30, 2025, was 24.56%. During the period(s) shown in the bar chart, the highest quarterly return was 11.32% (for the calendar quarter ended December 31, 2022) and the lowest quarterly return was (13.04)% (for the calendar quarter ended September 30, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Emerging Markets Equity Research Fund			12 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (net div) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net div)
MSCI Emerging Markets Index (net div) | Average Annual Return, Percent		(4.17%)	7.50%
MSCI Emerging Markets Index (net div) | Performance Inception Date		Feb. 23, 2021
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(6.01%)	0.87%
Class A | Performance Inception Date		Feb. 23, 2021
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(6.13%)	0.83%
Class A | After Taxes on Distributions | Performance Inception Date		Feb. 23, 2021
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		(4.30%)	1.01%
Class A | After Taxes on Distributions and Sales | Performance Inception Date		Feb. 23, 2021
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		(5.26%)	5.21%
Class C | Performance Inception Date		Feb. 23, 2021
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		(4.34%)	7.31%
Class I | Performance Inception Date		Feb. 23, 2021
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		(5.26%)	6.33%
Class R1 | Performance Inception Date		Feb. 23, 2021
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		(4.81%)	6.75%
Class R2 | Performance Inception Date		Feb. 23, 2021
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		(4.57%)	7.03%
Class R3 | Performance Inception Date		Feb. 23, 2021
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		(4.31%)	7.31%
Class R4 | Performance Inception Date		Feb. 23, 2021
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		(4.30%)	7.31%
Class R6 | Performance Inception Date		Feb. 23, 2021

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2024)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Emerging Markets Equity Research Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the nine-month period ended
Bar Chart, Year to Date Return	24.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.32%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.04%)
Lowest Quarterly Return, Date	Sep. 30, 2022
MFS Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the nine-month period ended September 30, 2025, was 14.48%. During the period(s) shown in the bar chart, the highest quarterly return was 17.49% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (23.96)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Equity Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		25.02%	14.53%	13.10%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		6.17%	9.29%	8.96%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		4.57%	7.83%	7.75%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.65%	7.10%	7.01%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		7.78%	9.48%	8.96%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		10.84%	9.76%	8.95%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		12.92%	10.87%	9.89%
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		11.79%	9.77%	8.79%
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		12.33%	10.32%	9.33%
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		12.61%	10.57%	9.60%
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		12.91%	10.86%	9.87%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		12.99%	10.96%	9.99%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2024)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Equity Income Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the nine-month period ended
Bar Chart, Year to Date Return	14.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Intrinsic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the nine-month period ended September 30, 2025, was 10.18%. During the period(s) shown in the bar chart, the highest quarterly return was 13.49% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (4.60)% (for the calendar quarter ended September 30, 2023).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - MFS Intrinsic Value Fund			12 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		11.55%	25.02%
Standard & Poor's 500 Stock Index | Performance Inception Date		Feb. 08, 2022
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		5.07%	4.01%
Class A | Performance Inception Date		Feb. 08, 2022
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		4.82%	3.48%
Class A | After Taxes on Distributions | Performance Inception Date		Feb. 08, 2022
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.90%	2.78%
Class A | After Taxes on Distributions and Sales | Performance Inception Date		Feb. 08, 2022
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		6.45%	8.55%
Class C | Performance Inception Date		Feb. 08, 2022
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		7.50%	10.63%
Class I | Performance Inception Date		Feb. 08, 2022
Class R1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R1 | Average Annual Return, Percent		6.45%	9.65%
Class R1 | Performance Inception Date		Feb. 08, 2022
Class R2 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R2 | Average Annual Return, Percent		6.97%	10.12%
Class R2 | Performance Inception Date		Feb. 08, 2022
Class R3 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R3 | Average Annual Return, Percent		7.25%	10.37%
Class R3 | Performance Inception Date		Feb. 08, 2022
Class R4 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R4 | Average Annual Return, Percent		7.53%	10.72%
Class R4 | Performance Inception Date		Feb. 08, 2022
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		7.55%	10.75%
Class R6 | Performance Inception Date		Feb. 08, 2022

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2024)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Intrinsic Value Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the nine-month period ended
Bar Chart, Year to Date Return	10.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.60%)
Lowest Quarterly Return, Date	Sep. 30, 2023